Operating Results of Segments (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total operating revenues	$ 2,108	$ 40	$ 42	$ 42	$ 532	$ (443)	$ 5,428	$ 1,222
Operating costs	4,673	3,861	2,308	3,088	3,580	3,887	5,603	3,350	$ 47,687	$ 48,979	$ 52,082
Other income (expense)									6,373	(5,414)	320
Earnings (loss) before income taxes									732	(9,871)	(6,883)
Income tax expense (benefit)									(4,680)	163	585
Net earnings (loss)	5,032	767	(500)	113	516	(5,860)	(1,923)	(2,767)	5,412	(10,034)	(7,468)
Earnings (loss) attributable to noncontrolling interest									(91)
Net earnings attributable to Real Industry, Inc.	4,941	$ 767	$ (500)	$ 113	516	$ (5,860)	$ (1,923)	$ (2,767)	5,503	(10,034)	(7,468)
Current assets	86,097				66,357				86,097	66,357
Total assets	121,923				90,123				121,923	90,123
Current liabilities	15,169				10,705				15,169	10,705
Total liabilities	36,305				40,205				36,305	40,205
Continuing Operations
Segment Reporting Information [Line Items]
Total operating revenues									2,232	6,739	8,049
Operating costs									13,930	16,420	16,614
Other income (expense)									3,164	(6,838)	(485)
Earnings (loss) before income taxes									(8,534)	(16,519)	(9,050)
Income tax expense (benefit)									(8,386)	(2,334)	(282)
Net earnings (loss)									(148)	(14,185)	(8,768)
Earnings (loss) attributable to noncontrolling interest									(91)
Net earnings attributable to Real Industry, Inc.									(57)	(14,185)	(8,768)
Current assets	68,039				51,602				68,039	51,602
Total assets	84,686				54,496				84,686	54,496
Current liabilities	7,096				2,056				7,096	2,056
Total liabilities	13,044				11,432				13,044	11,432
Continuing Operations | Eliminations
Segment Reporting Information [Line Items]
Total operating revenues									(612)	(591)	(1,582)
Operating costs									(612)	(591)	(1,582)
Total assets	(23,362)				(7,068)				(23,362)	(7,068)
Total liabilities	(23,362)				(7,068)				(23,362)	(7,068)
Continuing Operations | Special Situations | Operating Segments
Segment Reporting Information [Line Items]
Total operating revenues									284	275	642
Operating costs									9	415	1,073
Other income (expense)										(14)	1
Earnings (loss) before income taxes									2,507	6,537	7,261
Income tax expense (benefit)									10	2,574	1,467
Net earnings (loss)									2,497	3,963	5,794
Net earnings attributable to Real Industry, Inc.									2,497	3,963	5,794
Current assets	350				1,904				350	1,904
Total assets	1,754				7,200				1,754	7,200
Current liabilities					60					60
Total liabilities	3,575				3,955				3,575	3,955
Continuing Operations | Corporate and Other
Segment Reporting Information [Line Items]
Total operating revenues									328	316	940
Operating costs									14,533	16,596	17,123
Other income (expense)									3,164	(6,824)	(486)
Earnings (loss) before income taxes									(11,041)	(23,056)	(16,311)
Income tax expense (benefit)									(8,396)	(4,908)	(1,749)
Net earnings (loss)									(2,645)	(18,148)	(14,562)
Earnings (loss) attributable to noncontrolling interest									(91)
Net earnings attributable to Real Industry, Inc.									(2,554)	(18,148)	(14,562)
Current assets	67,689				49,698				67,689	49,698
Total assets	106,294				54,364				106,294	54,364
Current liabilities	7,096				1,996				7,096	1,996
Total liabilities	32,831				14,545				32,831	14,545
Discontinued Operations
Segment Reporting Information [Line Items]
Operating costs									33,757	32,559	35,468
Other income (expense)									3,209	1,424	805
Earnings (loss) before income taxes									9,266	6,648	2,167
Income tax expense (benefit)									3,706	2,497	867
Net earnings (loss)									5,560	4,151	1,300
Net earnings attributable to Real Industry, Inc.									5,560	4,151	1,300
Current assets	18,058				14,755				18,058	14,755
Total assets	37,237				35,627				37,237	35,627
Current liabilities	8,073				8,649				8,073	8,649
Total liabilities	$ 23,261				$ 28,773				23,261	28,773
External Customer
Segment Reporting Information [Line Items]
Total operating revenues									42,046	44,522	44,879
External Customer | Continuing Operations
Segment Reporting Information [Line Items]
Total operating revenues									2,232	6,739	8,049
External Customer | Continuing Operations | Special Situations | Operating Segments
Segment Reporting Information [Line Items]
Total operating revenues									2,232	6,691	7,691
External Customer | Continuing Operations | Corporate and Other
Segment Reporting Information [Line Items]
Total operating revenues										48	358
External Customer | Discontinued Operations
Segment Reporting Information [Line Items]
Total operating revenues									$ 39,814	$ 37,783	$ 36,830